EQUIPMENT (Schedule of Equipment) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 531,307	$ 433,457	$ 190,706
Less: Accumulated depreciation	182,693	132,463	101,955
Property and equipment, net	348,614	300,994	88,751
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	22,145	12,741	12,816
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	467,582	388,521	169,028
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,061	4,061	3,494
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 37,519	$ 28,134	$ 5,368